CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit (loss)	$ (3,775)	$ (3,725)	$ 1,026
Adjustments to reconcile net profit to net cash flows provided by operating activities:
Depreciation	1,722	1,856	1,731
Capital (gain) loss on disposal of fixed assets	(13)	(12)	85
Revaluation of long term loans	17	1	10
Amortization of Intangible asset	348
Decrease in deferred tax		1,083	133
Changes in employee severance benefits, net	69	(150)	41
Decrease (increase) in trade receivables	(597)	2,145	171
Decrease (increase) in other receivables and prepaid expenses	(1,249)	(97)	249
Decrease in inventories	471	289	213
Decrease in trade payables	(330)	(561)	(1,396)
Decrease in other liabilities and accrued expenses	(107)	(664)	(543)
Net cash provided by (used in) operating activities	(3,444)	165	1,720
The subsidiary's assets and liabilities at date of sale:
Trade accounts receivable, net		289
Inventories		298
Prepaid and other current assets		107
Property, plant and equipments		537
Trade account payables		(604)
Other liabilities and accrued expenses		(159)
Long-term debts, including current maturities		(112)
Reclassification of foreign currency translation reserve upon disposal of a subsidiary		(276)
Non-controlling interest		191
Net Proceeds from subsidiaries' assets and liabilities at date of sale		271
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets		(42)	(69)
Purchase of fixed assets	(275)	(708)	(797)
Net cash used in investing activities	(275)	(750)	(866)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (decrease) in short- term credit	2,756	1,589	(2,063)
Increase in short- term shareholder loan	1,430
Repayment of long-term loans	(870)	(680)	(207)
Proceeds from long-term loans	167	235	1,707
Repayment of credit from fixed asset payables	(239)	(671)	(505)
Net cash provided by (used in) financing activities	3,244	473	(1,068)
Effect of exchange rate on cash and cash equivalents	128	37	123
Net increase (decrease) in cash	(347)	196	(91)
Cash at beginning of the year	1,234	1,038	1,129
Cash at end of the year	887	1,234	1,038
SUPPLEMENTAL CASH FLOW INFORMATION:
Income tax paid			43
Interest paid	185	155	175
Non-cash activities:
Purchase of fixed assets	$ 340	$ 90	$ 984